February 2, 2004


Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Ms. Linda Stirling
Document Control - EDGAR
Washington, D.C. 20549-1004

RE:    AXP High Yield Tax-Exempt Series, Inc.
       File No. 2-63552/811-2901

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 44 (Amendment). This Amendment was filed electronically on January 27, 2004.

If you have any questions or concerns regarding this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
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    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation